Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

The following is a summary of property and equipment—at cost, less accumulated depreciation:

	November 30, 2020	May 31, 2020

Leasehold improvements	$110,849	$52,189
Property and equipment	631,424	243,314
Total cost	742,273	295,503
Less accumulated depreciation	(136,019)	(62,770)
Net property and equipment	$606,254	$232,733

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

May 31, 2020
Leasehold improvements	52,189
Property and equipment	243,314

Total cost	295,503

Less accumulated depreciation	(62,770)

Net, property plant and equipment	$232,733